Business Combinations (Acquisition of Shanghai Jingmao and Its Affiliate) (Details) (USD $)	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member]	May 31, 2010 Shanghai Jingmao and its affiliate [Member]	Mar. 31, 2011 Shanghai Jingmao and its affiliate [Member]	Dec. 31, 2012 Shanghai Jingmao and its affiliate [Member]	Dec. 31, 2011 Shanghai Jingmao and its affiliate [Member]	Dec. 31, 2010 Shanghai Jingmao and its affiliate [Member]	Feb. 28, 2011 Shanghai Jingmao and its affiliate [Member] Cinema advertising slot rights [Member]	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member] Cinema advertising slot rights [Member]	Feb. 28, 2011 Shanghai Jingmao and its affiliate [Member] Partnership relationship [Member]	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member] Partnership relationship [Member]	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member] Trade name [Member]	Feb. 28, 2011 Shanghai Jingmao and its affiliate [Member] Non-compete agreements [Member]	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member] Non-compete agreements [Member]	Feb. 28, 2011 Shanghai Jingmao and its affiliate [Member] Customer list [Member]	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member] Customer list [Member]	Jan. 31, 2011 Changyou.com Limited [Member] Shanghai Jingmao and its affiliate [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interest				50.00%	50.00%
Consideration for the remaining 50% equity interests				$ 3,036,000
Contingent payment upon occurrence of certain specified events				1,000,000
Voting interest unilateral controlling																			100.00%
Recognized total loss in acquiree						613,000
Measurement period adjustment							0
Identifiable intangible assets acquired				10,101,000							8,330,000		1,035,000	502,000		126,000		108,000
Estimated average weighted useful life										2 years		2 years			2 years		2 years
Charges for impairment of acquired intangible assets							1,200,000	200,000	0
Goodwill impairment loss	$ 0	$ 5,200,000	$ 0					$ 5,200,000